Closed Block - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Closed Block liabilities and assets designated to the Closed Block
Closed Block liabilities: Policyholder dividend obligation	$ 0.0	$ 0.0
Closed Block liabilities
Closed Block liabilities: Future policy benefits and claims	2,982.9	3,128.1
Closed Block liabilities: Other policyholder funds	5.1	5.1
Closed Block liabilities: Policyholder dividends payable	157.2	168.2
Closed Block liabilities: Income taxes currently payable	4.0
Closed Block liabilities: Other liabilities	23.2	24.9
Total Closed Block liabilities	3,172.4	3,326.3
Assets designated to the Closed Block
Closed Block assets: Fixed maturities, available-for-sale	1,766.7	1,690.2
Closed Block assets: Fixed maturities, trading	2.0	2.0
Closed Block assets: Equity securities	0.9	0.8
Closed Block assets: Mortgage loans	469.5	544.9
Closed Block assets: Policy loans	379.9	407.4
Closed Block assets: Other investments	61.2	62.2
Closed Block assets: Total investments	2,680.2	2,707.5
Closed Block assets: Cash and cash equivalents	6.1	62.0
Closed Block assets: Accrued investment income	32.6	30.3
Closed Block assets: Reinsurance recoverable and deposit receivable	3.5	3.9
Closed Block assets: Premiums due and other receivables	3.4	4.1
Closed Block assets: Deferred tax asset	52.1	62.0
Closed Block assets: Other assets	5.3	0.1
Total assets designated to the Closed Block	2,783.2	2,869.9
Excess of Closed Block liabilities over assets designated to the Closed Block	389.2	456.4
Amounts included in accumulated other comprehensive income (loss)	(69.6)	(111.9)
Maximum future earnings to be recognized from Closed Block assets and liabilities	$ 319.6	$ 344.5	$ 379.2	$ 393.5